Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses as of June 30, 2020 and December 31, 2019 consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
Preclinical and clinical studies	$1,124	$1,473
Compensation and benefits	765	614
Accounting and legal	254	240
Other	96	111

Total accrued expenses and other current liabilities	$2,239	$2,438

6.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses as of December 31, 2019 and 2018 consisted of the following (in thousands):

	December 31,	December 31,
	2019	2018
Preclinical and clinical studies	$1,473	$941
Compensation and benefits	614	830
Accounting and legal	240	227
Other	111	369

Total accrued expenses and other current liabilities	$2,438	$2,367